DEBT SECURITIES IN ISSUE - Schedule of Debt Securities in Issue (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Total debt securities in issue	£ 71,552	£ 87,397
Before IFRS 9 impairment adjustments
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Medium-term notes issued	37,354	42,621
Covered bonds (note 29)	17,409	23,980
Certificates of deposit issued	4,454	7,998
Securitisation notes (note 29)	3,672	4,406
Commercial paper	8,663	8,392
Total debt securities in issue	£ 71,552	£ 87,397